Marketable debt securities - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable debt securities
Financial liabilities held for trading	€ 77,139	€ 70,343	[1]	€ 107,634	€ 107,624
Financial liabilities designated at fair value through profit or loss	60,995	68,058	[1]	59,616	59,616
Financial liabilities at amortized cost	1,230,745	1,171,630	[1]	1,126,069	1,126,069
Marketable debt securities
Marketable debt securities
Financial liabilities held for trading	0	0	[1]	0	0
Financial liabilities designated at fair value through profit or loss	3,758	2,305	[1]	3,056	3,056
Financial liabilities at amortized cost	258,219	244,314	[1]	€ 214,910	214,910
Total financial liabilities	261,977	246,619			217,966
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities and Notes and Other Securities
Marketable debt securities
Total financial liabilities	261,977	246,619			217,966
Marketable debt securities | Bonds and debentures
Marketable debt securities
Total financial liabilities	208,455	195,498			176,719	€ 183,278
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Total financial liabilities	20,878	23,676			21,382	€ 19,873
Marketable debt securities | Notes and other securities
Marketable debt securities
Total financial liabilities	€ 32,644	€ 27,445			€ 19,865

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).